BASIS OF PREPARATION (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	May 31, 2020
IfrsStatementLineItems [Line Items]
Share based payments expense		$ 7,495,105	$ 26,942,783	$ 46,256,501
Other gains losses		358,792	$ 195,902		$ 183,148
Shares issued	6,688,392			6,688,392
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash during the year, shares	12,000,000		3,572		214,753
Earn out percentage	1.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Other gains losses			$ 1,417,149
8ii Enterprise [Member]
IfrsStatementLineItems [Line Items]
Share based payments expense		$ 1,417,149
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Shares issued	25,000,000	25,000,000		25,000,000		6,319